VESSELS UNDER CAPITAL LEASE, NET 2 (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Outstanding Obligations Under Capital Leases: [Abstract]
2016	$ 126,118
2017	92,966
2018	92,730
2019	86,198
2020	75,088
Thereafter	229,728
Minimum lease payments	702,828
Less: imputed interest	(166,477)
Present value of obligations under capital leases	$ 536,351